Financial income, financial expenses and foreign exchange losses- Additional Information (Details) - EUR (€) € in Thousands		1 Months Ended			12 Months Ended
	Feb. 06, 2024	Dec. 31, 2024	Feb. 29, 2024	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Warrants - Changes in fair value					€ 0	€ (22,909)	€ (1,171)
Foreign exchange losses					€ (11,338)	€ (5,262)	€ (7,869)
Tom Ford International LLC
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Cumulative translation losses				€ 4,705
Ermenegildo Zegna Madrid S.A.
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Disposal groups, percentage of interest sold	100.00%		100.00%
Cumulative translation losses			€ 1,907
Sharmoon.EZ.Garments Co. Ltd (8)
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Disposal groups, percentage of interest sold		45.00%			45.00%
Consorzio Re. Crea
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Group’s percentage interest					15.40%	15.50%
Ermenegildo Zegna N.V. | Sharmoon.EZ.Garments Co. Ltd (8)
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Gains (losses) on fair value adjustment, investment property					€ 7,582
Group’s percentage interest					5.00%	50.00%
Ermenegildo Zegna N.V. | Consorzio Re. Crea
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Group’s percentage interest		5.00%			5.00%